Segments of Business and Geographic Areas (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013		Dec. 30, 2012		Jan. 01, 2012
Segment Reporting Information [Line Items]
Identifiable Assets	$ 132,683	[1]	$ 121,347	[1]	$ 113,644	[1]
Consumer [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	23,711		24,131		24,210
Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	23,783		23,219		23,747
Medical Devices and Diagnostics [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	44,585		42,926		23,609
Operating Segments [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	92,079		90,276		71,566
General Corporate [Member]
Segment Reporting Information [Line Items]
Identifiable Assets	$ 40,604	[2]	$ 31,071	[2]	$ 42,078	[2]

[1]	Long-lived assets include property, plant and equipment, net for 2013, 2012 and 2011 of $16,710, $16,097 and $14,739, respectively, and intangible assets and goodwill, net for 2013, 2012 and 2011 of $50,745, $51,176 and $34,276, respectively.
[2]	General corporate includes cash and marketable securities.